Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 9 — Commitments and Contingencies

Leases — We lease space for our research and development and corporate offices in Bothell, Washington under operating leases expiring in 2016 and we lease space for research and development in Cambridge, Massachusetts under an operating lease expiring in 2012. In connection with the terms of our lease of our Bothell, Washington facility at 3830 Monte Villa Parkway, we have provided our landlord with a stand-by letter of credit.

Contingencies — We are subject to various legal proceedings and claims that arise in the ordinary course of business. Our management currently believes that resolution of such legal matters will not have a material adverse impact on our consolidated financial position, results of operations or cash flows.

Increase to Authorized Capital — We agreed in the Underwriting Agreement dated May 17, 2011 between our company and Roth Capital Partners, LLC, as representative of the underwriters named therein, to hold a stockholders meeting no later than August 15, 2011 in order to seek stockholder approval for an amendment to our certificate of incorporation to increase the authorized number of shares of our common stock from 90,000,000 to not less than 150,000,000 shares, and to file a certificate of amendment to our certificate of incorporation no later than two business days following such stockholder approval. In the event that we did not increase the authorized number of shares of our common stock on or prior to the first anniversary of the issuance of the Series A Warrants, we would have been required to pay the holders of the Series A Warrants liquidated damages in the aggregate amount of $2,500,000. Our stockholders approved an amendment to our certificate of incorporation to increase the authorized number of shares of our common stock from 90,000,000 to 180,000,000 shares at our 2011 Annual Meeting of Stockholders held on July 14, 2011, and we filed the certificate of amendment of our certificate of incorporation to effectuate such increase on July 18, 2011. As a result, we will not be required to pay liquidated damages to the holders of the Series A Warrants.

Note 10 — Commitments and Contingencies

Standby Letter of Credit — In connection with the terms of our lease of our Bothell, Washington facility at 3830 Monte Villa Parkway, we have provided our landlord with a stand-by letter of credit. During December 2010, the landlord for 3830 Monte Villa Parkway drew $0.1 million on the $1.2 million standby letter of credit for that facility, which also resulted in a draw on our restricted cash, and as of December 31, 2010, approximately $1.0 million was outstanding on the remaining standby letter of credit.

Leases — We lease space for our research and development and corporate offices in Bothell, Washington under operating leases expiring in 2016 and we lease space for research and development in Cambridge, Massachusetts under an operating lease expiring in 2012. In December 2010, we entered into an amendment of our lease for our exited facility at 3450 Monte Villa, pursuant to which we reduced our future lease obligations by approximately $4.1 million. Under terms of the amendment, we issued 2,115,727 shares of our common stock to the landlord.

Rent expense was approximately $1.3 million in 2009 and $1.4 million in 2010. In addition, approximately $0.2 million and $0.3 million in rental payments decreased the restructuring liability during 2009 and 2010, respectively.

The following summarizes future annual minimum lease payments under operating leases as of December 31, 2010 (in thousands):

	Exited Facility 3450 Monte Villa	Occupied Facility 3830 Monte Villa	Occupied Facility Cambridge, MA	Total
2011	$327	$1,325	$251	$1,903
2012	667	1,384	148	2,199
2013	683	1,442	—	2,125
2014	700	1,501	—	2,201
2015	718	1,586	—	2,304
Thereafter	61	267	—	328

Total	$3,156	$7,505	$399	$11,060

Contingencies — We are subject to various legal proceedings and claims that arise in the ordinary course of business. Our management currently believes that resolution of such legal matters will not have a material adverse impact on our consolidated financial position, results of operations or cash flows.